Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 03, 2012
Document And Entity Information
Entity Registrant Name	PLASTER CASTER INC.
Entity Central Index Key	0001498286
Document Type	10-Q
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		669,850
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012